UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4870

General New York Municipal Money Market Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

FORM N-Q

Item 1. Schedule of Investments.

(INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
General New York Municipal Money Market Fund

February 28, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.1%	Rate (%)		Date	Amount ($)	Value ($)
Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)		0.77	3/7/09	5,100,000 a,b	5,100,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Key
Bank)		0.75	3/7/09	4,955,000 a	4,955,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF-Holland Suites II, L.L.C.
Project) (LOC; TD Banknorth NA)		0.52	3/7/09	6,495,000 a	6,495,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)		1.52	3/7/09	3,055,000 a	3,055,000
Albany Industrial Development
Agency, Civic Facility
Revenue, Refunding (Albany
Institute of History and Art
Project) (LOC; Key Bank)		1.37	3/7/09	2,075,000 a	2,075,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		1.02	3/7/09	2,080,000 a	2,080,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		1.02	3/7/09	1,120,000 a	1,120,000
Amherst Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (Daemen
College Project) (LOC;
Wachovia Bank)		0.72	3/7/09	7,900,000 a	7,900,000
Auburn Industrial Development
Authority, IDR (Fat Tire LLC
Project) (LOC; Key Bank)		1.45	3/7/09	1,375,000 a	1,375,000
Avoca Central School District,
GO Notes, BAN		3.00	6/26/09	6,151,264	6,167,669
Babylon Industrial Development
Agency, IDR (J. D'Addario and
Company, Inc. Project) (LOC;
Bank of America)		0.90	3/7/09	1,800,000 a	1,800,000
Babylon Industrial Development
Agency, RRR, Refunding (Ogden
Martin Systems of Babylon,
Inc. Project) (Insured; FSA
and Liquidity Facility;
JPMorgan Chase Bank)		3.00	3/7/09	3,130,000 a	3,130,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain

Valley Physicians Hospital
Medical Center Project)
(Insured; Radian Group and
Liquidity Facility; Key Bank)	0.75	3/7/09	9,500,000 a	9,500,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project) (LOC;
Key Bank)	0.75	3/7/09	2,000,000 a	2,000,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview
Inc. Project) (LOC; M&T Bank)	0.72	3/7/09	10,610,000 a	10,610,000
East Hampton,
GO Notes, BAN	2.00	6/4/09	2,309,000	2,310,178
East Irondequoit Central School
District, GO Notes, BAN	2.50	6/18/09	2,590,000	2,594,548
Erie County Industrial Development
Agency, Civic Facility Revenue
(Hauptman-Woodward Project)
(LOC; Key Bank)	0.95	3/7/09	2,200,000 a	2,200,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	0.95	3/7/09	2,100,000 a	2,100,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	0.80	3/7/09	4,700,000 a	4,700,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project) (LOC;
HSBC Bank USA)	0.80	3/7/09	6,000,000 a	6,000,000
Erie County Industrial Development
Agency, IDR (MMARS 3rd
Program-B&G Properties) (LOC;
HSBC Bank USA)	3.60	3/2/09	320,000 a	320,000
Erie County Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (United
Cerebral Palsy Association of
Western New York, Inc.
Project) (LOC; Key Bank)	1.15	3/7/09	3,760,000 a	3,760,000
Glen Cove Housing Authority,
Senior Living Facility Revenue
(The Mayfair at Glen Cove)
(Liquidity Facility; Goldman
Sachs Group and LOC; Goldman
Sachs Group)	1.18	3/7/09	7,550,000 a,c	7,550,000
Gloversville City School District,
GO Notes, BAN	3.00	9/11/09	9,000,000	9,032,720
Hamburg Central School District,
GO Notes, BAN	3.35	7/2/09	4,600,000	4,616,974
Hancock Central School District,
GO Notes, BAN	2.75	6/26/09	5,856,000	5,867,019
Hempstead Industrial Development
Agency, IDR (FCD Lynbrook LLC
Facility) (Liquidity Facility;

Goldman Sachs Group and LOC;
Goldman Sachs Group)	1.18	3/7/09	6,000,000 a,c	6,000,000
Hempstead Industrial Development
Agency, IDR, Refunding
(Trigen-Nassau Energy
Corporation) (LOC; Societe
Generale)	0.65	3/7/09	5,200,000 a	5,200,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (LOC; Citibank
NA and Liquidity Facility;
Citibank NA)	0.75	3/7/09	6,000,000 a,c	6,000,000
Laurens Central School District,
GO Notes, BAN	2.10	6/25/09	2,000,000	2,000,623
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Bayerische
Landesbank)	0.52	3/1/09	7,000,000 a	7,000,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.00	3/7/09	50,000,000 a	50,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Heritage
Christian Home Project) (LOC;
Key Bank)	1.25	3/7/09	2,060,000 a	2,060,000
Monroe County Industrial
Development Agency, IDR
(Jamestown Container of
Rochester Inc. Facility) (LOC;
HSBC Bank USA)	0.90	3/7/09	245,000 a	245,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Bank)	1.52	3/7/09	2,700,000 a	2,700,000
Naples Central School District,
GO Notes, BAN	2.25	6/16/09	2,500,000	2,502,514
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	0.82	3/7/09	7,250,000 a	7,250,000
Nassau County Industrial
Development Agency, Revenue
(Rockville Centre Housing
Project) (LOC; M&T Bank)	0.77	3/7/09	9,000,000 a	9,000,000
New York City,
GO Notes	5.75	5/15/09	125,000	125,924
New York City,
GO Notes	5.75	5/15/09	2,705,000	2,725,006
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	0.70	3/1/09	7,000,000 a	7,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen

Girozentrale)	0.52	3/1/09	2,600,000 a	2,600,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.55	3/1/09	3,700,000 a	3,700,000
New York City,
GO Notes (LOC; Bank of America)	0.60	3/1/09	2,135,000 a	2,135,000
New York City,
GO Notes (LOC; Bank of America)	0.55	3/7/09	29,000,000 a	29,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.55	3/1/09	2,600,000 a	2,600,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; JPMorgan Chase Bank)	0.63	3/7/09	5,000,000 a	5,000,000
New York City Housing Development
Corporation, Residential
Revenue (Queens College
Residences) (LOC; RBS Citizens
NA)	0.58	3/7/09	4,600,000 a	4,600,000
New York City Industrial
Development Agency, Civic
Facility Revenue (A Very
Special Place, Inc. Project)
(LOC; HSBC Bank USA)	0.80	3/7/09	5,185,000 a	5,185,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	0.87	3/7/09	3,570,000 a	3,570,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Heart Share
Human Services of New York,
Roman Catholic Diocese of
Brooklyn Project) (LOC; HSBC
Bank USA)	0.80	3/7/09	7,175,000 a	7,175,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Lycee
Francais de New York Project)
(LOC; TD Banknorth NA)	0.50	3/7/09	3,350,000 a	3,350,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	1.50	3/7/09	4,175,000 a	4,175,000
New York City Industrial
Development Agency, Civic
Facility Revenue (New York
Psychotherapy Project) (LOC;
JPMorgan Chase Bank)	0.72	3/7/09	3,000,000 a	3,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The Convent
of the Sacred Heart School of
New York Project) (LOC;

Wachovia Bank)	0.62	3/7/09	950,000 a	950,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	0.92	3/7/09	1,720,000 a	1,720,000
New York City Industrial
Development Agency, IDR (Gary
Plastic Packaging Corporation
Project) (LOC; JPMorgan Chase
Bank)	0.87	3/7/09	3,400,000 a	3,400,000
New York City Industrial
Development Agency, IDR
(Linear Lighting Corporation
Project) (LOC; M&T Bank)	2.75	3/7/09	1,200,000 a	1,200,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	3,100,000 d	3,210,118
New York State Dormitory
Authority, Revenue (Barnard
College) (LOC; RBS Citizens NA)	0.58	3/7/09	10,000,000 a	10,000,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.77	3/7/09	10,390,000 a	10,390,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.67	3/7/09	8,125,000 a	8,125,000
New York State Dormitory
Authority, Revenue (Saint
Lawrence University) (LOC; RBS
Citizens NA)	0.58	3/7/09	3,000,000 a	3,000,000
New York State Dormitory
Authority, Revenue (The
Culinary Institute of America)
(LOC; TD Banknorth NA)	0.52	3/7/09	4,900,000 a	4,900,000
New York State Housing Finance
Agency, Housing Revenue (350
West 37th Street) (LOC;
Wachovia Bank)	0.63	3/7/09	9,900,000 a	9,900,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	0.63	3/7/09	2,000,000 a	2,000,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (LOC; FHLMC)	0.75	3/7/09	7,600,000 a	7,600,000
New York State Housing Finance
Agency, Housing Revenue (Sea
Park West Apartments) (LOC;
FHLMC)	0.75	3/7/09	5,600,000 a	5,600,000
New York State Housing Finance
Agency, Housing Revenue (Tower
31) (Liquidity Facility; FHLMC
and LOC; FHLMC)	0.58	3/7/09	10,000,000 a	10,000,000
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)

(Liquidity Facility; Citibank
NA)	0.67	3/7/09	5,560,000 a,c	5,560,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Dexia
Credit Locale)	1.60	3/7/09	10,000,000 a	10,000,000
New York State Mortgage Agency,
Mortgage Revenue (Liquidity
Facility; Citibank NA)	0.76	3/7/09	6,115,000 a,c	6,115,000
New York State Thruway Authority,
General Revenue (Liquidity
Facility: Citibank NA and LOC;
Citibank NA)	0.71	3/7/09	5,700,000 a,c	5,700,000
Newfane Central School District
GO Notes, BAN	2.75	7/10/09	2,600,000	2,605,015
Niagara County Industrial
Development Agency, Civic
Facility Revenue (NYSARC Inc.,
Niagara County Chapter) (LOC;
Key Bank)	1.15	3/7/09	3,065,000 a	3,065,000
North Greenbush,
GO Notes, BAN	2.75	4/17/09	2,520,000	2,521,099
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Onondaga
Community College Housing
Development Corporation
Project) (LOC; RBS Citizens NA)	0.62	3/7/09	3,620,000 a	3,620,000
Ontario County Industrial
Development Agency, IDR
(Robert C. Horton
LLC/Ultrafab, Inc. Facility)
(LOC; JPMorgan Chase Bank)	0.87	3/7/09	1,000,000 a	1,000,000
Penfield,
GO Notes, BAN	2.75	9/9/09	1,250,000	1,254,182
Plattsburgh,
BAN (Municipal Lighting)	2.50	6/19/09	2,200,000	2,203,574
Port Authority of New York and New
Jersey, Equipment Notes	0.73	3/7/09	5,600,000 a	5,600,000
Port Byron School District,
GO Notes, BAN	2.75	6/26/09	2,774,050	2,778,389
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Rockland
Jewish Community Center
Project) (LOC; Wachovia Bank)	0.51	3/7/09	13,945,000 a	13,945,000
Rockland County Industrial
Development Agency, IDR
(Piccini Industries, Ltd.
Project) (LOC; Wachovia Bank)	0.92	3/7/09	4,795,000 a	4,795,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	0.77	3/7/09	4,165,000 a	4,165,000
Rome City School District,
RAN	2.25	6/25/09	6,100,000	6,106,649
Saint Lawrence County Industrial
Development Agency, IDR (Saint

Lawrence County Newspapers
Corporation Project) (LOC; Key
Bank)	1.45	3/7/09	1,130,000 a	1,130,000
Schenectady County Industrial
Development Agency, Civic
Facility Revenue (Sunnyview
Hospital and Rehabilitation
Center Project) (LOC; Key Bank)	0.75	3/7/09	3,635,000 a	3,635,000
Schenectady Industrial Development
Agency, IDR (Fortitech Holding
Corporation Project) (LOC;
Bank of America)	1.37	3/7/09	1,025,000 a	1,025,000
Schoharie County Industrial
Development Agency, Civic
Facility Revenue (Bassett
Hospital of Schoharie County
Project) (LOC; Key Bank)	1.25	3/7/09	1,880,000 a	1,880,000
Seaford Union Free School
District, GO Notes, BAN	2.75	7/17/09	1,200,000	1,203,335
Southeast Industrial Development
Agency, IDR (Unilock New York,
Inc. Project) (LOC; Bank One)	1.63	3/7/09	2,600,000 a	2,600,000
Stillwater Central School
District, GO Notes, BAN	2.75	9/24/09	6,000,000	6,019,974
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Huntington
Hospital Project) (LOC; Bank
of America)	0.48	3/7/09	7,805,000 a	7,805,000
Suffolk County Industrial
Development Agency, IDR
(BIO-Botanica Inc. Project)
(LOC; Citibank NA)	0.65	3/7/09	2,730,000 a	2,730,000
Ulster County Industrial
Development Agency, IDR (De
Luxe Packaging Corporation
Project) (LOC; National Bank
of Canada)	1.62	3/7/09	2,500,000 a	2,500,000
Warren and Washington Counties
Industrial Development Agency,
IDR (Angiodynamics Project)
(LOC; Key Bank)	1.35	3/7/09	2,390,000 a	2,390,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	2.00	3/24/09	10,000,000	10,000,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	1.50	3/7/09	5,460,000 a	5,460,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	0.82	3/7/09	14,600,000 a	14,600,000

Total Investments (cost $530,320,510)			100.1%	530,320,510
Liabilities, Less Cash and Receivables			(.1%)	(489,260)

Net Assets	100.0%	529,831,250

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Purchased on a delayed delivery basis.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $36,925,000 or 7.0% of net assets.
d	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	530,320,510
Level 3 - Significant Unobservable Inputs	0
Total	530,320,510

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)